Offerings	Sep. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	4,673,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 4,673,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 645.34
Offering Note	.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	8,829,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 8,829,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,219.29
Offering Note	.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Unsecured Notes
Amount Registered | shares	3,178,000
Proposed Maximum Offering Price per Unit	1.00
Maximum Aggregate Offering Price	$ 3,178,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 438.88
Offering Note	.